Investments in Equity Investees - Summarized Statements of Operations (Details) ¥ in Millions	1 Months Ended						12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summarized Statements of Operations
Total revenues							$ 356,128,000	$ 227,976,000	$ 204,890,000
Interest income							2,076,000	3,236,000	4,944,000
Finance cost							(44,000)	(43,000)	(195,000)
Profit before taxation							(215,740,000)	(189,734,000)	(141,105,000)
Income tax expense							(11,918,000)	(4,829,000)	(3,274,000)
Net income / (loss)							(167,041,000)	(115,517,000)	(103,679,000)
Non-controlling interests							(27,607,000)	(10,213,000)	(2,345,000)
Net (loss)/income attributable to the Company							(194,648,000)	(125,730,000)	(106,024,000)
Net (loss)/income							$ (167,041,000)	(115,517,000)	(103,679,000)
HBYS
Summarized Statements of Operations
Maximum cash consideration					$ 103,100,000	¥ 679.5
Disposal of leasehold land			$ 86,100,000	¥ 569.2
Additional land compensation bonus	$ 17,000,000.0	¥ 110.3
Gain on disposal of land	16,400,000	106.8
Cost incurred on disposition of leasehold land	$ 600,000	¥ 3.5
HBYS and SHPL
Summarized Statements of Operations
Preferential income tax rate (as a percent)							15.00%
Equity Investees | SHPL
Summarized Statements of Operations
Total revenues							$ 332,648,000	276,354,000	272,082,000
Gross profit							255,089,000	204,191,000	194,769,000
Interest income							1,216,000	975,000	582,000
Profit before taxation							105,325,000	77,837,000	72,324,000
Income tax expense							(15,896,000)	(10,833,000)	(11,015,000)
Net income / (loss)							89,429,000	67,004,000	61,309,000
Net (loss)/income attributable to the Company							89,429,000	67,004,000	61,309,000
Net (loss)/income							89,429,000	67,004,000	61,309,000
Equity Investees | HBYS
Summarized Statements of Operations
Total revenues							209,528,000	232,368,000	215,403,000
Gross profit							111,066,000	116,804,000	115,124,000
Interest income							205,000	271,000	160,000
Finance cost								(5,000)	(16,000)
Profit before taxation							36,715,000	107,715,000	22,926,000
Income tax expense							(4,840,000)	(16,494,000)	(3,634,000)
Net income / (loss)							31,875,000	91,221,000	19,292,000
Non-controlling interests							(36,000)	62,000	505,000
Net (loss)/income attributable to the Company							31,839,000	91,283,000	19,797,000
Net (loss)/income							31,875,000	91,221,000	19,292,000
Equity Investees | Other
Summarized Statements of Operations
Net income / (loss)							41,000	(194,000)	294,000
Net (loss)/income							$ 41,000	$ (194,000)	$ 294,000